Intangible assets (Tables)	3 Months Ended
Mar. 31, 2025
Intangible assets
Schedule of intangible assets
Cost	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2023	$1,227	$25,386	$4,746	$5,787	$1,031	$38,177
Additions	-	100	-	-	639	739
Transfer from prepaid expenses					795	795
Effect of movements in exchange rates	107	2,238	417	509	147	3,418
At December 31, 2024	$1,334	$27,724	$5,163	$6,296	$2,612	$43,129
Additions	58	-	-	96	-	154
Effect of movements in exchange rates	(2)	(25)	(5)	(6)	(3)	(41)
At March 31, 2025	$1,390	$27,699	$5,158	$6,386	$2,609	$43,242

Accumulated amortization	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2023	$366	$21,042	$4,441	$2,270	$76	$28,195
Amortization	182	620	53	746	275	1,876
Effect of movements in exchange rates	56	1,890	389	296	31	2,662
At December 31, 2024	$770	$23,657	$4,830	$3,979	$539	$33,775
Amortization	48	162	14	197	112	533
Effect of movements in exchange rates	(1)	(21)	(4)	(3)	(1)	(30)
At March 31, 2025	$817	$23,798	$4,840	$4,173	$650	$34,278

Carrying amounts	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2024	$564	$4,067	$333	$2,317	$2,073	$9,354
At March 31, 2025	$573	$3,901	$318	$2,213	$1,959	$8,964

Schedule of amortization of acquired intangible assets
Intangible asset	Estimated useful life
Pharmacy license	7 years
Customer list	7 years